Goodwill (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Forecast period	5 years
Annual growth rate period	5 years
Compound annual growth rate	30.00%	20.00%
Growth rate after revenue period	2.00%	2.00%
Gross direct margin percentage throughout forecast period	24.50%	29.00%
Projected increase in overhead, percentage	5.00%	3.00%
Anticipated increase in research and development costs	$ 1,500,000
Percentage of working capital requirements estimated for annual sales throughout forecast period	10.00%	15.00%
Discount rate	11.60%	15.50%
Percentage deducted for estimated costs to sell	1.25%	3.00%
Percentage of entity's revenue	100.00%	100.00%
Revenue multiple trailing twelve months	2.5	3.1
Impairment loss	$ 0	$ 0
Recoverable amount to equal carrying value revenue multiple	0.5	0.3
OnSite Generation [member]
Disclosure of operating segments [line items]
Revenue multiple trailing twelve months	1.2	2.2
Power Systems [member]
Disclosure of operating segments [line items]
Implied revenue multiple trailing twelve months	4.5	3.8